Non Current Liabilities - US Warrant Liability - Additional Information (Detail)		1 Months Ended		12 Months Ended
	May 11, 2015 AUD ($)	Jul. 31, 2017 AUD ($) shares	Jul. 31, 2017 $ / shares shares	Jun. 30, 2016 AUD ($) [1]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of American Depositary Shares and warrants | $	$ 13,750,828	$ 6,561,765		$ 13,750,828
American Depository Shares [member] | Concurrent Private Placement [member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares		1,973,451	1,973,451
Exercise price of warrants | $ / shares			$ 2.50
Warrants, expiration period		Jan. 05, 2023

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 15 to the financial statements • Fair value movement of warrant liability disclosed in Note 14 to the financial statements • Exercise of vested performance rights for no cash consideration disclosed in Note 19 to the financial statements